DERIVATIVES, Derivatives (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018
Derivatives [Abstract]
Fair value of derivative assets	$ 6,656		$ 6,656		$ 5,929
Fair value of derivative liabilities	37,618		37,618		8,558
Reclassification of prior period losses into other comprehensive loss due to adoption of new accounting guidance					0
Interest expense	33,580	$ 37,472	107,198	$ 104,039
Operating lease revenue	94,706		328,581
Operating lease revenue		99,347		285,747
Retained Earnings [Member]
Derivatives [Abstract]
Reclassification of prior period losses into other comprehensive loss due to adoption of new accounting guidance					168
Accumulated Other Comprehensive Loss, Net [Member]
Derivatives [Abstract]
Reclassification of prior period losses into other comprehensive loss due to adoption of new accounting guidance					(168)
ASU 2017-12 [Member] | Retained Earnings [Member]
Derivatives [Abstract]
Reclassification of prior period losses into other comprehensive loss due to adoption of new accounting guidance					168
ASU 2017-12 [Member] | Accumulated Other Comprehensive Loss, Net [Member]
Derivatives [Abstract]
Reclassification of prior period losses into other comprehensive loss due to adoption of new accounting guidance					(168)
Debt with Floating Interest Rates Associated with Aircraft with Fixed Rate Rentals [Member]
Derivatives [Abstract]
Debt	1,300,000		1,300,000
Interest Rate Swap Contracts [Member]
Derivatives [Abstract]
Notional amounts	1,000,000		1,000,000		1,100,000
Fair value of derivative assets	500		500		3,200
Fair value of derivative liabilities	37,600		37,600		8,600
Interest expense	800	1,400	$ 1,500	4,500
Interest Rate Swap Contracts [Member] | LIBOR [Member] | Minimum [Member]
Derivatives [Abstract]
Term of variable rate			1 month
Interest Rate Swap Contracts [Member] | LIBOR [Member] | Maximum [Member]
Derivatives [Abstract]
Term of variable rate			3 months
Cross Currency Swap Contract [Member]
Derivatives [Abstract]
Notional amounts	61,100		$ 61,100
Fair value of derivative assets	6,200		6,200		$ 2,700
Operating lease revenue	$ 400		$ 1,000
Operating lease revenue		$ 300		$ 500